Office and Administration Expenses (Tables)	12 Months Ended
Apr. 30, 2025
Office and Administration Expenses [Abstract]
Disclosure of Amount Included in Office and Administration Expenses

The following outlines the amounts included in office and administration expenses:

	For the year ended April 30,
	2025	2024
	($)	($)
Corporate administrative costs	778	659
Investor communications and marketing expenses	2,214	2,201
Uranium storage fees	1,698	972
Total	4,690	3,832